CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net income (loss)	$ (221,657)	$ 60,078	$ 63,641
Other comprehensive income (loss), net of tax:
Foreign currency translation	(7,777)	(5,039)	4,805
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2013, 2014 and 2015, respectively	40,695	13,223	183,932
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2013, 2014 and 2015, respectively	$ (3,568)	$ (175,191)	(55,768)
Transfer to statements of operations as a result of other-than-temporary impairment of short-term investments, net of tax of $nil			2,098
Other comprehensive income (loss)	$ 29,350	$ (167,007)	135,067
Comprehensive income (loss)	(192,307)	(106,929)	198,708
Less: Comprehensive loss attributable to noncontrolling interest	1,529	382	92
Comprehensive income (loss) attributable to Renren Inc.	$ (190,778)	$ (106,547)	$ 198,800